Warrant Liabilities - Summary of Fair Value of Warrant Liabilities Measured Using Black-Scholes Model (Details)	Feb. 28, 2021 yr $ / shares	Nov. 10, 2020 yr $ / shares
Warrant Liabilities [Abstract]
Exercise price	$ 15.00	$ 15.00
Stock price	$ 7.13	$ 12.15
Expected life (years) | yr	4.70	5.00
Volatility	42.03%	40.97%
Risk-free interest rate	0.68%	0.46%
Dividend yield	0.00%	0.00%